Trade and other receivables - Summary of trade and other receivables reported in balance sheet net of allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 2,609	£ 2,998
Loans and other receivables	1,568	755
Prepayments and accrued income	431	408
Net trade and other receivables per balance sheet	4,608	4,161
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	2,660	3,035
Loans and other receivables	1,568	755
Allowance
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(51)	(37)
Loans and other receivables	£ 0	£ 0